INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 4: INTANGIBLE ASSETS

For the nine months ended September 30, 2016 and 2015, the Company invested in Patents in the amounts of $42,007 and $88,156 respectively.

Prior to December 31, 2015, patents, technology and other intangibles with contractual terms were generally amortized over their estimated useful lives of ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Software development costs are amortized over their estimated useful life of three years.

Prior to any impairment adjustment, intangible assets consisted of the following:

	September 30,	December 31,
	2016	2015
Patents	$3,697,076	$3,655,069
Capitalized software development	621,567	621,567
Accumulated amortization	(1,864,481)	(1,435,780)
Intangible assets, net	$2,454,162	$2,840,856

Amortization expense for patents totaled $94,209 and $281,064 for the three and nine months ended September 30, 2016, respectively; and $87,395 and $268,940 for the three and nine months ended September 30, 2015, respectively. Amortization expense for software development totaled $56,119 and $147,637 for the three and nine months ended September 30, 2016, respectively; and $40,427 and $126,677 for the three and nine months ended September 30, 2015, respectively.

Total amortization expense totaled $428,701 and $395,617 for the nine months ended September 30, 2016 and 2015, respectively.

NOTE 5: INTANGIBLE ASSETS

For the year ended December 31, 2015 and 2014, the Company invested in Patents in the amounts of $43,689 and $48,037 respectively.

Prior to December 31, 2015, patents, technology and other intangibles with contractual terms were generally amortized over their estimated useful lives of ten years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

For the year ended December 31, 2015 and 2014, the Company invested in software development in the amounts of $233,442 and $388,125, respectively. Software development costs are amortized over their estimated useful life of three years.

Prior to any impairment adjustment, intangible assets consisted of the following:

	December 31,	December 31,
	2015	2014
Patents	$3,655,070	$3,611,380
Capitalized software development	621,567	388,125
Accumulated amortization	(1,435,781)	(902,212)
Intangible assets, net	$2,840,856	$3,097,293

Amortization expense for patents totaled $361,133 and $346,690 for the years ended December 31, 2015 and 2014, respectively. Amortization expense for software development totaled $172,436 and $66,123 for the years ended December 31, 2015 and 2014, respectively.

Total amortization expense totaled $533,569 and $412,813 for the year ended December 31, 2015 and 2014, respectively.